Shareholders' Equity - Narrative (Details) (USD $)	0 Months Ended						12 Months Ended			0 Months Ended
	Dec. 26, 2014	Oct. 23, 2014	Sep. 26, 2014	Aug. 06, 2014	Jun. 18, 2014	Feb. 11, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 17, 2014	Sep. 05, 2014	Sep. 09, 2014	Feb. 10, 2015	Jan. 27, 2015
Class of Stock [Line Items]
Common dividends (in dollars per share)		$ 0.05		$ 0.05	$ 0.01	$ 0.01
Redempmtion of stock							$ 1,675,000,000	$ 3,220,000,000
Cash dividends declared per common share (dollars per share)	$ 0.05		$ 0.05				$ 0.12	$ 0.04	$ 0.04
Share-based compensation, number of shares authorized (shares)							1,800,000,000
Preferred stock dividends							1,044,000,000	1,249,000,000	1,472,000,000
Issuance of preferred stock							5,957,000,000	1,008,000,000	667,000,000
Redemption of preferred stock								(6,561,000,000)
Common stock issued in connection with exchanges of preferred stock and trust preferred securities									(160,000,000)
Series 1 Preferred Stock
Class of Stock [Line Items]
Liquidation preference (in usd per share)							$ 30,000
Series T Preferred Stock
Class of Stock [Line Items]
Warrants outstanding							700,000,000
Exercise price per warrant							$ 7.142857
Per Annum Dividend Rate							6.00%
Liquidation preference (in usd per share)							$ 100,000
Series V, X, W, and Z Preferred Stock
Class of Stock [Line Items]
Issuance of preferred stock							6,000,000,000
Series V Preferred Stock
Class of Stock [Line Items]
Per Annum Dividend Rate							5.125%
Shares issued during the period (shares)										60,000
Issuance of preferred stock										1,500,000,000
Liquidation preference (in usd per share)							$ 25,000
Series X Preferred Stock
Class of Stock [Line Items]
Per Annum Dividend Rate							6.25%
Shares issued during the period (shares)											80,000
Issuance of preferred stock											2,000,000,000
Liquidation preference (in usd per share)							$ 25,000
Series W Preferred Stock
Class of Stock [Line Items]
Per Annum Dividend Rate							6.625%					6.625%
Shares issued during the period (shares)												44,000
Issuance of preferred stock												1,100,000,000
Liquidation preference (in usd per share)							$ 25,000
Series Z Preferred Stock
Class of Stock [Line Items]
Per Annum Dividend Rate							65.00%
Shares issued during the period (shares)		56,000
Issuance of preferred stock		1,400,000,000
Liquidation preference (in usd per share)							$ 25,000
Series X, W, Z Preferred Stock
Class of Stock [Line Items]
Liquidation preference (in usd per share)							$ 25,000
Preferred Stock Series H, J, 6, 7, and 8
Class of Stock [Line Items]
Redemption of preferred stock								(6,600,000,000)
Series U Preferred Stock
Class of Stock [Line Items]
Per Annum Dividend Rate							5.20%
Issuance of preferred stock								1,000,000,000
Liquidation preference (in usd per share)							$ 25,000
Trust Preferred Securities
Class of Stock [Line Items]
Redeemable and nonredeemable preferred stock									760,000,000
Series F and G Preferred Stock
Class of Stock [Line Items]
Issuance of preferred stock									633,000,000
Warrants Expiring January 16, 2019
Class of Stock [Line Items]
Warrants outstanding							150,400,000
Exercise price per warrant	$ 13.24		$ 13.30				$ 13.24
Minimum required dividend rate							$ 0.01
Warrants Expiring October 18, 2018
Class of Stock [Line Items]
Warrants outstanding							121,800,000
Exercise price per warrant							$ 30.79
Minimum required dividend rate							$ 0.32
Subsequent Event
Class of Stock [Line Items]
Common dividends (in dollars per share)													$ 0.05
Subsequent Event | Series Y Preferred Stock
Class of Stock [Line Items]
Per Annum Dividend Rate														6.50%
Shares issued during the period (shares)														44,000
Issuance of preferred stock														1,100,000,000
Liquidation preference (in usd per share)														$ 25,000
Common Stock
Class of Stock [Line Items]
Redempmtion of stock (shares)							101,100,000	231,700,000
Redempmtion of stock							1,700,000,000	3,200,000,000
Stock issued (shares)							43,000,000
Shares paid for tax withholding for share based compensation (shares)							17,000,000
Common Stock and Additional Paid-in Capital
Class of Stock [Line Items]
Redempmtion of stock (shares)							101,132,000	231,744,000
Redempmtion of stock							1,675,000,000	3,220,000,000
Common stock issued in connection with exchanges of preferred stock and trust preferred securities, shares									49,867,000
Common stock issued in connection with exchanges of preferred stock and trust preferred securities									(412,000,000)
Retained Earnings
Class of Stock [Line Items]
Preferred stock dividends							1,044,000,000	1,249,000,000	1,472,000,000
Redemption of preferred stock								(100,000,000)
Common stock issued in connection with exchanges of preferred stock and trust preferred securities									(44,000,000)
Retained Earnings | Preferred Stock Series H, J, 6, 7, and 8
Class of Stock [Line Items]
Redemption of preferred stock								(100,000,000)
Preferred Stock
Class of Stock [Line Items]
Issuance of preferred stock							5,957,000,000	1,008,000,000	667,000,000
Redemption of preferred stock								(6,461,000,000)
Common stock issued in connection with exchanges of preferred stock and trust preferred securities									296,000,000
Preferred Stock | Preferred Stock Series H, J, 6, 7, and 8
Class of Stock [Line Items]
Redemption of preferred stock								(6,500,000,000)
Exchange Agreements | Common Stock
Class of Stock [Line Items]
Payments Included in Exchange of Preferred Stock and Trust Preferred Securities for Common Stock									398,000,000
Exchange Agreements | Non-Convertible Preferred Stock and Trust Preferred Securities
Class of Stock [Line Items]
Increase In Retained Earnings And Net Income Applicable To Common Shareholders									246,000,000
Net Interest Income | Exchange Agreements | Non-Convertible Preferred Stock and Trust Preferred Securities
Class of Stock [Line Items]
Other income (loss)									$ 202,000,000